Nature of the Organization and Business (Tables)	6 Months Ended	12 Months Ended
	Dec. 31, 2022	Jun. 30, 2022
Accounting Policies [Abstract]
Schedule of Company's major subsidiaries, VIE and subsidiaries of the VIE
Name of Entity	Date of Incorporation	Place of Incorporation	% of Ownership	Principal Activities
BaiJiaYun Limited (“BJY”)	April 22, 2021	Cayman Islands	100	Investment holding
Subsidiaries of BJY
BaiJia Cloud Limited (“BaiJiaYun HK”)	May 6, 2021	Hong Kong	100	Investment holding
Beijing Baishilian Technology Co., Ltd. (“BaiJiaYun WFOE”)	September 6, 2021	PRC	100	Investment holding

Shenzhen Baishilian Technology Co., Ltd. (“Shenzhen Baishilian”)	October 27, 2021	PRC	100	Investment holding
Nanning Baishilian Information Technology Co., Ltd. (“Nanning Baishilian”)	September 13, 2021	PRC	100	Investment holding
Nanjing Baishilian Technology Co., Ltd. (“Nanjing Baishilian”)	January 21, 2022	PRC	100	Investment holding
Zhejiang Baijiashilian Technology Co., Ltd. (“Zhejiang WFOE”)	December 28, 2022	PRC	100	Investment holding

VIE
BaiJiaYun Group Co., Ltd. (“BaiJiaYun VIE”)	May 22, 2017	PRC	VIE	Provision of cloud computing services
VIE’s Subsidiaries
Nanjing Baijia Cloud Technology Co., Ltd. (“Nanjing BaiJiaYun”)	June 13, 2018	PRC	100% owned by VIE	Provision of cloud computing services

Name of Entity	Date of Incorporation	Place of Incorporation	% of Ownership	Principal Activities
Baijiayun Information Technology Co., Ltd. (“BaiJiaYun Information Technology”)	June 18, 2019	PRC	51% owned by VIE before January 1, 2021, and 100% owned by VIE afterwards	Provision of cloud computing services
Guizhou Baijia Cloud Technology Co., Ltd. (“Guizhou BaiJiaYun”)	April 8, 2019	PRC	100% owned by VIE	Provision of cloud computing services
Baijia Cloud Technology Co., Ltd. (“BaiJia Cloud Technology ”)	October 12, 2019	PRC	70% owned by VIE before January 1, 2021, and 100% owned by VIE afterwards	Provision of cloud computing services
Beijing Baijiayun Digital Technology Co., Ltd. (formerly known as Beijing Haoyu Xingchen Cultural Communication Co., Ltd.) (“Haoyu Xingchen”)	June 23, 2020	PRC	100% owned by VIE	Provision of cloud computing services
Xi’an Baijiayun Information Technology Co., Ltd. (“Xi’an BaiJiaYun”)	January 7, 2021	PRC	51% owned by VIE	Provision of cloud computing services
Henan Baijia Cloud Information Technology Co., Ltd. (“Henan BaiJiaYun”)	April 13, 2021	PRC	51% owned by VIE	Provision of cloud computing services
Wuhan BaiJiaShiLian Technology Co., Ltd. (“Wuhan BaiJiaShiLian”)	December 12, 2018	PRC	100% owned by VIE from September 15, 2021	Provision of cloud computing services
Guangxi Weifang Technology Co., Ltd. (“Guangxi Weifang”)	November 3, 2021	PRC	100% owned by VIE since November 3, 2021	Provision of cloud computing services
Shanghai BaiJiaYun Technology Co., Ltd. (“Shanghai BaiJiaYun”)	October 22, 2021	PRC	100% owned by VIE	Provision of cloud computing services
Beijing Deran Technology Co., Ltd (“Beijing Deran”)	May 29, 2012	PRC	51% owned by VIE since March 24, 2022	Provision of cloud computing services
Nanjing BaiJiaYunPeng Technology Co., Ltd. (“BaiJiaYunPeng”)	August 18, 2022	PRC	60% owned by VIE and did not commence operations as of December 31, 2022	Provision of cloud computing services
Guangxi Hengsheng Information Technology Co., Ltd. (“Guangxi Hengsheng”)	September 16, 2022	PRC	100% owned by VIE	Provision of cloud computing services
Zhuhai BaiJiaYun Technology Co., Ltd. (“Zhuhai BaiJiaYun”)	October 20, 2022	PRC	100% owned by VIE and did not commence operations as of December 31, 2022	Provision of cloud computing services
Guangxi Chuanghe Technology Co., Ltd. (“Guangxi Chuanghe”)	August 30, 2022	PRC	100% owned by VIE	Provision of cloud computing services

Name of Entity	Date of Incorporation	Place of Incorporation	% of Ownership	Principal Activities
Parent company:
BaiJiaYun Limited	April 22, 2021	Cayman Islands	Parent	Investment holding
Subsidiaries of BaiJiaYun
BaiJia Cloud Limited (“BaiJiaYun HK”)	May 6, 2021	Hong Kong	100	Investment holding
Beijing Baishilian Technology Co., Ltd. (“BaiJiaYun WFOE”)	September 6, 2021	PRC	100	Investment holding
Shenzhen Baishilian Technology Co., Ltd. (“Shenzhen Baishilian”)	October 27, 2021	PRC	100	Investment holding
Nanning Baishilian Information Technology Co., Ltd. (“Nanning Baishilian”)	September 13, 2021	PRC	100	Investment holding
Nanjing Baishilian Technology Co., Ltd. (“Nanjing Baishilian”)	January 21, 2022	PRC	100	Investment holding
VIE
BaiJiaYun VIE	May 22, 2017	PRC	VIE	Provision of cloud computing services
VIE’s Subsidiaries
Wuhan Baijia Cloud Technology Co., Ltd. (“Wuhan BaiJiaYun”)(2)	August 7, 2017	PRC	100% owned by VIE	Provision of cloud computing services
Nanjing Baijia Cloud Technology Co., Ltd. (“Nanjing BaiJiaYun”)	June 13, 2018	PRC	100% owned by VIE	Provision of cloud computing services
Baijiayun Information Technology Co., Ltd. (“BaiJiaYun Information Technology”)	June 18, 2019	PRC	51% owned by VIE before January 1, 2021, and 100% owned by VIE afterwards	Provision of cloud computing services
Guizhou Baijia Cloud Technology Co., Ltd. (“Guizhou BaiJiaYun”)	April 8, 2019	PRC	100% owned by VIE	Provision of cloud computing services
Baijia Cloud Technology Co., Ltd. (“BaiJia Cloud Technology “)	October 12, 2019	PRC	70% owned by VIE before January 1, 2021, and 100% owned by VIE afterwards	Provision of cloud computing services
Beijing Baijiayun Digital Technology Co., Ltd. (formerly known as “Beijing Haoyu Xingchen Cultural Communication Co., Ltd.”) (“Haoyu Xingchen”)	June 23, 2020	PRC	100% owned by VIE	Provision of cloud computing services
Xi’an Baijiayun Information Technology Co., Ltd. (“Xi’an BaiJiaYun”)	January 7, 2021	PRC	51% owned by VIE	Provision of cloud computing services
Henan Baijia Cloud Information Technology Co., Ltd. (“Henan BaiJiaYun”)	April 13, 2021	PRC	51% owned by VIE	Provision of cloud computing services
Chengdu Digital Bird Technology Co., Ltd. (“Chengdu BaiJiaYun”)	April 8, 2015	PRC	100% owned by VIE since August 3, 2020, and disposed of in June 2021	Provision of cloud computing services
Name of Entity	Date of Incorporation	Place of Incorporation	% of Ownership	Principal Activities
Wuhan BaiJiaShiLian Technology Co., Ltd. (“Wuhan BaiJiaShiLian”)(1)	December 12, 2018	PRC	100% owned by VIE since September 15, 2021	Provision of cloud computing services
Guangxi Weifang Technology Co., Ltd. (“Guangxi Weifang”)	November 3, 2021	PRC	100% owned by VIE	Provision of cloud computing services
Shanghai BaiJiaYun Technology Co., Ltd. (“Shanghai BaiJiaYun”)	October 22, 2021	PRC	100% owned by VIE	Provision of cloud computing services
Beijing Deran Technology Co., Ltd. (“Beijing Deran”)	May 29, 2012	PRC	51% owned by VIE since March 24, 2022	Provision of cloud computing services

(1)      The Company acquired Wuhan BaiJiaShiLian in September 2021. Wuhan BaiJiaShiLian did not commence any operation at the acquisition date and has immaterial net assets.

(2)      The Company disposed of Wuhan BaiJiaYun in September 2022, see Note 20.

Schedule of consolidated financial statements
As of June 30, 2022
ASSETS
Current Assets
Cash and cash equivalents	$9,765,574
Restricted cash	8,376,345
Short-term investments	7,775,682
Notes receivable	107,662
Accounts receivable, net	22,522,334
Accounts receivable – related party	95,549
Prepayments	1,604,496
Prepayments – related party	313,678
Inventories	1,831,796
Deferred contract costs	9,555,837
Due from related parties	89,578
Prepaid expenses and other current assets, net	2,467,269
Total Current Assets	64,505,800

As of June 30, 2022
Property and equipment, net	529,988
Intangible assets, net	3,345,419
Operating lease right of use assets	753,686
Deferred tax assets	2,193,792
Long-term deposits	—
Long-term investments	25,012,046
Goodwill	1,144,824
Other non-current assets	366,441
Total Non-Current Assets	33,346,196

Total Assets	$97,851,996

LIABILITIES
Current Liabilities
Deposit payable	$—
Short-term borrowing	149,296
Accounts and notes payable	21,898,915
Advance from customers	5,905,599
Advance from customers – related parties	268,905
Income tax payable	3,716
Deferred revenue	1,001,372
Deferred revenue – related party	63,911
Due to related parties	1,492,961
Operating lease liabilities, current	328,066
Accrued expenses and other liabilities	4,473,825
Total Current Liabilities	35,586,566

Deferred tax liabilities	209,612
Operating lease liabilities, noncurrent	354,051

Total Liabilities	$36,150,229
For the year Ended June 30, 2022
Revenues	$68,600,378
Cost of revenues	$(50,047,764)
Total operating expenses	$(35,067,782)
Net loss	$(12,271,120)
Net cash used in operating activities	$(15,304,581)
Net cash used in investing activities	$(27,372,316)
Net cash used in financing activities	$(10,014,503)

Schedule of consolidated financial statements
	December 31, 2022	June 30, 2022
	(Unaudited)	(Unaudited)
ASSETS
Current assets
Cash and cash equivalents	$2,367,012	$9,765,574
Restricted cash	7,050,611	8,376,345
Short-term investments	1,296,566	7,775,682
Notes receivable	28,997	107,662
Accounts receivable, net	27,361,711	22,522,334
Accounts receivable – related parties	2,982,280	95,549
Prepayments	7,658,173	1,604,496
Prepayments – related parties	—	313,678
Inventories	4,128,076	1,831,796
Deferred contract costs	900,455	9,555,837
Due from related parties	—	89,578
Prepaid expenses and other current assets, net	1,027,262	2,467,269
Total current assets	54,801,143	64,505,800

Property and equipment, net	401,823	529,988
Intangible assets, net	2,991,351	3,345,419
Operating lease right of use assets	572,842	753,686
Deferred tax assets	2,148,329	2,193,792
Long-term investments	25,524,462	25,012,046
Goodwill	1,111,777	1,144,824
Other non-current assets	456,462	366,441
Total non-current assets	33,207,046	33,346,196
Total assets	$88,008,189	$97,851,996

	December 31, 2022	June 30, 2022
	(Unaudited)	(Unaudited)
LIABILITIES
Current liabilities
Short-term borrowing	1,594,850	149,296
Accounts and notes payable	23,035,437	21,898,915
Accounts and notes payable – related parties	3,913	—
Advance from customers	5,223,152	5,905,599
Advance from customers – related parties	—	268,905
Income tax payable	211,336	3,716
Deferred revenue	854,919	1,001,372
Deferred revenue – related parties	—	63,911
Due to related parties	—	1,492,961
Operating lease liabilities, current	364,319	328,066
Accrued expenses and other liabilities	4,270,196	4,473,825
Total current liabilities	35,558,122	35,586,566

Deferred tax liabilities	213,347	209,612
Operating lease liabilities, noncurrent	148,075	354,051
Total liabilities	$35,919,544	$36,150,229
	For the Six Months Ended December 31,
	2022	2021
	(Unaudited)	(Unaudited)
Revenues	$38,874,310	$30,927,741
Cost of revenues	$(31,116,697)	$(21,443,703)
Total operating expenses	$(3,934,373)	$(18,627,163)
Net income (loss)	$5,681,429	$(7,929,558)
Net cash used in operating activities	$(13,976,565)	$(1,128,975)
Net cash provided by (used in) investing activities	$5,871,960	$(28,988,588)
Net cash used in financing activities	$—	$(61,823)

June 30, 2022
ASSETS
Current Assets
Cash and cash equivalents	$98,722
Prepaid expenses and other current assets, net	304,700
Total Current Assets	403,422

Due from subsidiaries, VIE and VIE’s subsidiaries	79,961,457
Total Non-Current Assets	79,961,457

Total Assets	$80,364,879

LIABILITIES, MEZZANINE EQUITY AND SHAREHOLDERS’ EQUITY
Current Liabilities
Due to related party	$10,000,000
Due to subsidiaries, VIE and VIE’s subsidiaries	2,000,000
Accrued expenses and other liabilities	1,304
Total Current Liabilities	12,001,304
Deficit of investments in subsidiaries, VIE and VIE’s subsidiaries	11,601,329
Total Non-Current Liabilities	11,601,329
Total Liabilities	23,602,633

Series Seed convertible redeemable preferred shares (par value $0.0001 per share, 4,675,347 shares authorized, issued and outstanding as of June 30, 2022 and June 30, 2021, respectively)	1,078,376
Series A convertible redeemable preferred shares (par value $0.0001 per share, 5,205,637 shares authorized, issued and outstanding as of June 30, 2022 and June 30, 2021, respectively)	3,135,822
Series A-1 convertible redeemable preferred shares (par value $0.0001 per share, 5,202,768 shares authorized, issued and outstanding as of June 30, 2022 and June 30, 2021, respectively)	6,591,553
Series A-2 convertible redeemable preferred shares (par value $0.0001 per share, 3,540,046 shares authorized, issued and outstanding as of June 30, 2022 and June 30, 2021, respectively)	4,629,590
Series A-3 convertible redeemable preferred shares (par value $0.0001 per share, 3,789,358 shares authorized, issued and outstanding as of June 30, 2022 and June 30, 2021, respectively)	4,843,169
Series B convertible redeemable preferred shares (par value $0.0001 per share, 11,047,269 shares authorized, issued and outstanding as of June 30, 2022 and June 30, 2021, respectively)	23,676,836
Series B+ convertible redeemable preferred shares (par value $0.0001 per share, 5,424,746 shares authorized, issued and outstanding as of June 30, 2022 and June 30, 2021, respectively)	12,707,581
Series C convertible redeemable preferred shares (par value $0.0001 per share, 2,419,909 shares and nil shares authorized, issued and outstanding as of June 30, 2022 and 2021, respectively)	12,205,835
Total Mezzanine Equity	68,868,762
June 30, 2022
SHAREHOLDERS’ EQUITY
Ordinary shares (par value $0.0001 per share, 458,694,920 shares authorized, 44,069,300 shares issued and outstanding as of June 30, 2022)	4,407
Additional paid-in capital	5,656,757
Statutory reserve	919,407
Accumulated deficit	(18,411,335)
Accumulated other comprehensive loss	(275,752)
Total Shareholders’ Deficit Attributable to BaiJiaYun Limited	(12,106,516)
Total Liabilities, Mezzanine Equity and Shareholders’ Deficit	$80,364,879